ORIX Corporation Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Maximum	Mar. 31, 2012 Common Stock	Mar. 31, 2011 Common Stock	Mar. 31, 2010 Common Stock JPY (¥)	Mar. 31, 2010 Additional Paid-in Capital JPY (¥)	Mar. 31, 2012 Retained Earnings USD ($)	Mar. 31, 2012 Retained Earnings JPY (¥)
Stockholders Equity Note [Line Items]
Dividends to be distributed to shareholders	$ 118	¥ 9,676
Declared date of dividends to be distributed to shareholders	2012-05	2012-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2012	Mar. 31, 2012
Issuance of common stock, shares						0	0	18,000,000
Issuance of common stock				83,024				41,677	41,347
Amount available for dividends under the Japanese Companies Act	2,967	243,823
Equity in undistributed earnings of the companies accounted for by the equity method	24	1,972	16,806	8,364						451	37,095
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	$ 625	¥ 51,373
Restricted net assets of certain subsidiaries, percentage to consolidated net assets					25.00%